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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Sirios Capital Management, L.P.
                 -------------------------------
   Address:      One International Place
                 -------------------------------
                 Boston, MA  02110-2649
                 -------------------------------

Form 13F File Number: 028-05369
                          ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Sirios Associates, L.L.C.
         -------------------------------------
Title:   John F. Brennan, Jr., Managing Member
         -------------------------------------
Phone:   (617) 598-5100
         -------------------------------------

Signature, Place, and Date of Signing:

       /s/ John F. Brennan, Jr.          Boston, MA          5/14/12
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         1
                                        --------------------

Form 13F Information Table Entry Total:                   47
                                        --------------------

Form 13F Information Table Value Total:            $ 648,973
                                        --------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    01        028-05371                    John F. Brennan, Jr.
    ------        -----------------        ---------------------------------

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
           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4   COLUMN 5            COLUMN 6 COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                                                                           VOTING AUTHORITY
            ISSUER             TITLE OF CLASS   CUSIP      VALUE    SH/PRN   SH/ PUT/  INVSTMT  OTHER   SOLE    SHARED    NONE
                                                          (x1000)   AMOUNT   PRN CALL  DISCRTN   MGRS
------------------------------------------------------------------------------------------------------------------------------
AMERISTAR CASINOS INC               COM       03070Q101    21,176  1,136,670 SH        OTHER       01      0    1,136,670    0
AMETEK INC NEW                      COM       031100100     3,490     71,940 SH        OTHER       01      0       71,940    0
APPLE INC                           COM       037833100    31,780     53,007 SH        OTHER       01      0       53,007    0
ASSOCIATED BANC CORP                COM       045487105     8,055    577,016 SH        OTHER       01      0      577,016    0
CARLISLE COS INC                    COM       142339100     3,460     69,310 SH        OTHER       01      0       69,310    0
CARMAX INC                          COM       143130102    12,431    358,752 SH        OTHER       01      0      358,752    0
CLEARWIRE CORP NEW                  COM       18538Q105    27,339 11,990,724 SH        OTHER       01      0   11,990,724    0
COMERICA INC                        COM       200340107       832      4,058 SH  PUT   OTHER       01      0        4,058    0
COMERICA INC                        COM       200340107    48,345  1,493,984 SH        OTHER       01      0    1,493,984    0
DUNKIN BRANDS GROUP INC             COM       265504100     7,659    254,627 SH        OTHER       01      0      254,627    0
FIFTH THIRD BANCORP                 COM       316773100       768      6,986 SH  PUT   OTHER       01      0        6,986    0
FIFTH THIRD BANCORP                 COM       316773100    48,347  3,442,284 SH        OTHER       01      0    3,442,284    0
FIRST REP BK SAN FRANCISCO C        COM       33616C100    14,214    431,500 SH        OTHER       01      0      431,500    0
FORD MTR CO DEL                     COM       345370860     4,598    368,616 SH        OTHER       01      0      368,616    0
GILEAD SCIENCES INC                 COM       375558103     9,452    193,460 SH        OTHER       01      0      193,460    0
GOODRICH CORP                       COM       382388106       268      2,235 SH  PUT   OTHER       01      0        2,235    0
GOODRICH CORP                       COM       382388106    28,065    223,732 SH        OTHER       01      0      223,732    0
GROUP 1 AUTOMOTIVE INC              COM       398905109    12,578    223,928 SH        OTHER       01      0      223,928    0
HUMAN GENOME SCIENCES INC           COM       444903108     2,764    335,453 SH        OTHER       01      0      335,453    0
HUNTINGTON BANCSHARES INC           COM       446150104     6,321    980,778 SH        OTHER       01      0      980,778    0
JPMORGAN CHASE & CO                 COM       46625H100       338      2,383 SH  PUT   OTHER       01      0        2,383    0
JPMORGAN CHASE & CO                 COM       46625H100    25,184    547,707 SH        OTHER       01      0      547,707    0
KEYCORP NEW                         COM       493267108       392     13,054 SH  PUT   OTHER       01      0       13,054    0
KEYCORP NEW                         COM       493267108    49,329  5,803,439 SH        OTHER       01      0    5,803,439    0
LEAR CORP                           COM       521865204     3,031     65,200 SH        OTHER       01      0       65,200    0
LIFE TECHNOLOGIES CORP              COM       53217V109       998     20,440 SH        OTHER       01      0       20,440    0
LIMITED BRANDS INC                  COM       532716107     9,463    197,150 SH        OTHER       01      0      197,150    0
MTR GAMING GROUP INC                COM       553769100     4,838    985,240 SH        OTHER       01      0      985,240    0
NIELSEN HOLDINGS N V                COM       N63218106    31,714  1,052,227 SH        OTHER       01      0    1,052,227    0
OLD DOMINION FGHT LINES INC         COM       679580100     6,521    136,785 SH        OTHER       01      0      136,785    0
PETSMART INC                        COM       716768106    15,187    265,415 SH        OTHER       01      0      265,415    0
PRECISION CASTPARTS CORP            COM       740189105       449        998 SH  PUT   OTHER       01      0          998    0
PRECISION CASTPARTS CORP            COM       740189105    35,889    207,572 SH        OTHER       01      0      207,572    0
QUALCOMM INC                        COM       747525103    19,007    279,262 SH        OTHER       01      0      279,262    0
RANGE RES CORP                      COM       75281A109     9,803    168,610 SH        OTHER       01      0      168,610    0
SHERWIN WILLIAMS CO                 COM       824348106       276      2,384 SH  PUT   OTHER       01      0        2,384    0
SHERWIN WILLIAMS CO                 COM       824348106    36,209    333,203 SH        OTHER       01      0      333,203    0
SMUCKER J M CO                      COM       832696405     3,149     38,702 SH        OTHER       01      0       38,702    0
SPDR S&P 500 ETF TR                 COM       78462F103       580      2,554 SH  PUT   OTHER       01      0        2,554    0
SPDR SERIES TRUST                   COM       78464A698     1,591     14,204 SH  PUT   OTHER       01      0       14,204    0
TEMPUR PEDIC INTL INC               COM       88023U101     8,038     95,205 SH        OTHER       01      0       95,205    0
TIMKEN CO                           COM       887389104     4,440     87,500 SH        OTHER       01      0       87,500    0
TJX COS INC NEW                     COM       872540109    31,182    785,235 SH        OTHER       01      0      785,235    0
UNIVERSAL HLTH SVCS INC             COM       913903100    27,727    661,577 SH        OTHER       01      0      661,577    0
WELLS FARGO & CO NEW                COM       949746101        99        500 SH  PUT   OTHER       01      0          500    0
WELLS FARGO & CO NEW                COM       949746101    16,831    493,012 SH        OTHER       01      0      493,012    0
WESTLAKE CHEM CORP                  COM       960413102    14,766    227,898 SH        OTHER       01      0      227,898    0
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